Pension benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contributions expected to be paid [Abstract]
2013	$ 28	$ 28
2014	27	27
2015	29	29
2016	30	30
2017	32	32
2018-2022	183	183
Total payments expected during the next 10 years	329	329
Defined Benefit Pension Plan [Member]
Effect of formerly SFAS No. 158 on the consolidated balance sheet [Abstract]
Non-current liabilities	50	15
Deferred tax	(14)	(4)
Shareholders equity	(36)	(11)
Annual pension cost [Abstract]
Benefits earned during the year	12	9	18
Interest cost on prior years' benefit obligation	5	5	9
Gross pension cost for the year	17	14	27
Expected return on plan assets	(5)	(5)	(8)
Administration charges	0	0	1
Net pension cost for the year	12	9	20
Social security cost	2	1	3
Amortization of actuarial gains/losses	0	0	(1)
Amortization of net transition assets	(4)		3
Total net pension cost	10	10	19
The funded status of the defined benefit plan [Abstract]
Projected benefit obligations	171	128	215
Plan assets at market value	(122)	(91)	(150)
Accrued pension liability exclusive social security	49	37
Social security related to pension obligations	6	6
Accrued pension liabilities	55	43
Change in benefit obligations [Roll Forward]
Benefit obligations at beginning of year	128	215
Deconsolidation of Archer	0	(104)
Interest cost	5	5	9
Current service cost	12	9	18
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	22	8
Foreign currency translations	11	(4)
Acquisition/transfer members	(5)	0
Benefit obligations at end of year	171	128	215
Change in pension plan assets [Roll Forward]
Fair value of plan assets at beginning of year	91	150
Deconsolidation of Archer	0	(60)
Estimated return	5	5
Contribution by employer	28	7
Administration charges	0	0	(1)
Benefits paid	(2)	(1)
Change in unrecognized actuarial loss	(6)	(8)
Foreign currency translations	8	(2)
Acquisition/transfer members	(2)	0
Fair value of plan assets at end of year	$ 122	$ 91	$ 150
Term of Norwegian government bonds	10 years
Assumptions used in calculation of pension obligations [Abstract]
Rate of compensation increase at the end of year (in hundredths)	3.50%	4.00%	4.00%
Discount rate at the end of year (in hundredths)	4.20%	3.90%	4.20%
Prescribed pension index factor (in hundredths)	1.40%	1.10%	2.00%
Expected return on plan assets for the year (in hundredths)	4.00%	4.80%	4.60%
Employee turnover (in hundredths)	3.50%	4.00%	4.00%
Expected increases in Social Security Base (in hundredths)	3.25%	3.75%	3.75%
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	100.00%	100.00%
Defined Benefit Pension Plan [Member] | Equity Securities [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	9.20%	10.40%
Defined Benefit Pension Plan [Member] | Debt Securities [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	52.40%	48.60%
Defined Benefit Pension Plan [Member] | Real Estate [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	18.30%	18.00%
Defined Benefit Pension Plan [Member] | Money Market [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	18.30%	21.70%
Defined Benefit Pension Plan [Member] | Other [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	1.90%	1.20%
Defined Benefit Pension Plan [Member] | Onshore Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundredths)	66.00%
Retirement age	67 years
Retirement pension cap (in hundredths)	66.00%
Multiple of base	12
Retirement age to receive pre-retirement pension	62 years
Defined Benefit Pension Plan [Member] | Offshore Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundredths)	60.00%
Retirement age	67 years
Defined Benefit Pension Plan [Member] | Offshore Employees, Mobile Units [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement age to receive pre-retirement pension	60 years
Defined Benefit Pension Plan [Member] | Offshore Employees, Fixed Installations [Member]
Assumptions used in calculation of pension obligations [Abstract]
Expected annual early retirement from age 60/62 (in hundredths)			30.00%
Defined Benefit Pension Plan [Member] | Offshore Employees Mobile Units and Onshore Employees [Member]
Assumptions used in calculation of pension obligations [Abstract]
Expected annual early retirement from age 60/62 (in hundredths)		50.00%	50.00%
Defined Contribution Plan [Member] | Minimum [Member]
Defined Contribution Plan [Line Items]
Employee contribution (in hundredths)	5.00%
Defined Contribution Plan [Member] | Maximum [Member]
Defined Contribution Plan [Line Items]
Employee contribution (in hundredths)	8.00%